Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	POLYMET MINING CORP.
Entity Central Index Key	0000866028
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Common Stock, Shares Outstanding	101,472,695
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-32929
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	444 Cedar Street
Entity Address, Address Line Two	Suite 2060
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55101
City Area Code	651
Local Phone Number	389-4100
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	PLM
Title of 12(b) Security	Common Shares, without par value
Security Exchange Name	NYSEAMER
ICFR Auditor Attestation Flag	true
Auditor Name	DELOITTE & TOUCHE LLP
Auditor Location	Minneapolis, Minnesota
Auditor Firm ID	34
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	444 Cedar Street
Entity Address, Address Line Two	Suite 2060
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55101
City Area Code	651
Local Phone Number	389-4100
Contact Personnel Name	Patrick Keenan